CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2022	2023
	in USD thousands

Cash on hand and in bank	3,623	3,154
Short-term bank deposits	6,964	1,101
	10,587	4,255